Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Confirmed Foreign Letters of Credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	$ 91,270	$ 58,299
Net change on exposures	38,737	18,005
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(9,036)	14,966
Total	120,971	91,270
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	3	10
Net change on exposures	(89)	(8)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	207
Foreign exchange adjustments	(14)	1
Total	107	3
Stage 1 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	91,270	58,063
Net change on exposures	38,737	18,244
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(9,036)	14,963
Total	120,971	91,270
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	3	10
Net change on exposures	(89)	(8)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	207
Foreign exchange adjustments	(14)	1
Total	107	3
Stage 1 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period		236
Net change on exposures		(239)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments		3
Total
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total